Loans (Details) - Schedule of recorded investment in nonaccrual and loans - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	$ 6,260	$ 6,232
Loans Past Due Over 90 Days Still Accruing	1,135	1,796
One- to four-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	4,458	4,545
Loans Past Due Over 90 Days Still Accruing	1,135	1,747
Multi-family [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	671	685
Loans Past Due Over 90 Days Still Accruing
Construction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	63
Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	309	309
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	660	683
Loans Past Due Over 90 Days Still Accruing		49
Commercial and industrial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	4	1
Loans Past Due Over 90 Days Still Accruing
Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Nonaccrual	95	9
Loans Past Due Over 90 Days Still Accruing